Cover	Apr. 01, 2024
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Explanatory Note Landsea Homes Corporation (the “Company”) filed a Current Report on Form 8-K with the Securities and Exchange Commission (the “SEC”) on April 2, 2024 (the “Original Report”) to report under Item 2.01 thereof the completion, on April 1, 2024, of the Company’s acquisition (the “Acquisition”) of all of the outstanding membership interests of Antares Acquisition, LLC (“Antares”). As reported in the Original Report, (i) the audited financial statements of Antares as of and for the years ended December 31, 2023 and 2022 and the associated independent auditor reports and (ii) the unaudited pro forma condensed combined financial information of the Company as of and for the year ended December 31, 2023 giving effect to the Acquisition and related transactions, representing the information required to be filed by the Company under Item 9.01(a) and Item 9.01(b) to Form 8-K with respect to the Acquisition, were previously reported in the Company’s Current Report on Form 8-K filed with the SEC on March 18, 2024. Pursuant to General Instruction B.3 of Form 8-K, such information was not additionally reported in the Original Report, and instead was incorporated by reference therein. The Company is filing this Current Report on Form 8-K/A in order to supplementally file the unaudited pro forma condensed combined financial information of the Company for the nine months ended September 30, 2024 and for the year ended December 31, 2023 to give effect to the Acquisition and related transactions.
Document Period End Date	Apr. 01, 2024
Entity File Number	001-38545
Entity Registrant Name	LANDSEA HOMES CORPORATION
Entity Central Index Key	0001721386
Entity Tax Identification Number	82-2196021
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1717 McKinney Avenue
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75202
City Area Code	(949)
Local Phone Number	345-8080
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	LSEA
Security Exchange Name	NASDAQ
Warrants exercisable for Common Stock
Title of 12(b) Security	Warrants exercisable for Common Stock
Trading Symbol	LSEAW
Security Exchange Name	NASDAQ